Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per Unit
Schedule of calculations of the basic and diluted earnings per common unit

	Year ended December 31,
	2024	2023	2022
Partnership’s Net income	$51,591	$35,872	$54,010
Less:
Net Income attributable to preferred unitholders	12,978	11,563	11,563
General Partner’s interest in Net Income	38	24	42
Net income attributable to common unitholders	$38,575	$24,285	$42,405
Weighted average number of common units outstanding, basic and diluted	36,799,490	36,802,247	36,802,247
Earnings per common unit, basic and diluted	$1.05	$0.66	$1.15